Note 7 - Intangibles (Details Textual) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Purchase of intangible assets		$ 149,581	$ 0	$ 1,740,001